Investment Securities	6 Months Ended
Jun. 30, 2013
Investment Securities [Abstract]
Investment Securities

6. Investment Securities

The cost basis and fair values of investment securities are summarized as follows (in thousands):

Investment securities available for sale (AFS):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$8,049	$39	$(164)	$7,924
US Agency mortgage-backed securities	127,018	3,881	(928)	129,971
Corporate bonds	11,991	30	(260)	11,761
Total	$147,058	$3,950	$(1,352)	$149,656

Investment securities held to maturity (HTM):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$13,621	$325	$(330)	$13,616
Taxable municipal	1,012	-	(61)	951
Corporate bonds and other securities	3,995	-	(83)	3,912
Total	$18,628	$325	$(474)	$18,479

Investment securities available for sale (AFS):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$5,848	$70	$(7)	$5,911
US Agency mortgage-backed securities	131,425	6,320	(10)	137,735
Corporate bonds	7,992	3	(103)	7,892
Total	$145,265	$6,393	$(120)	$151,538

Investment securities held to maturity (HTM):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$9,318	$578	$-	$9,896
Taxable municipal	410	6	-	416
Corporate bonds and other securities	3,995	14	(55)	3,954
Total	$13,723	$598	$(55)	$14,266

Maintaining investment quality is a primary objective of the Company's investment policy which, subject to certain limited exceptions, prohibits the purchase of any investment security below a Moody's Investor's Service or Standard & Poor's rating of "A." At June 30, 2013, 89.7% of the portfolio was rated "AAA" as compared to 92.2% at December 31, 2012. 1.2% of the portfolio was either rated below "A" or unrated at June 30, 2013. The Company has no exposure to subprime mortgage loans in the investment portfolio. At June 30, 2013, the Company's consolidated investment securities portfolio had a modified duration of approximately 2.89 years.

Total proceeds from the sale of AFS securities for the first six months of 2013 were $1.2 million resulting in $71,000 of gross investment security gains. There were no sales of investment securities in the three months ended June 30, 2013. Total proceeds from the sale of AFS securities for the first six months of 2012 were $4.2 million resulting in $59,000 of gross investment security gains and $47,000 of gross investment security losses. All of the investment security sales activity for 2012 occurred in the second quarter.

The book value of securities, both available for sale and held to maturity, pledged to secure public and trust deposits, and certain Federal Home Loan Bank borrowings was $95,910,000 at June 30, 2013 and $94,206,000 at December 31, 2012.

The following tables present information concerning investments with unrealized losses as of June 30, 2013 and December 31, 2012 (in thousands):

Investment securities available for sale:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$5,885	$(164)	$-	$-	$5,885	$(164)
US Agency mortgage-backed securities	35,465	(928)	-	-	35,465	(928)
Corporate bonds	6,796	(195)	2,935	(65)	9,731	(260)
Total	$48,146	$(1,287)	$2,935	$(65)	$51,081	$(1,352)

Investment securities held to maturity:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency mortgage-backed securities	$7,594	$(330)	$-	$-	$7,594	$(330)
Taxable municipal	951	(61)	-	-	951	(61)
Corporate bonds and other securities	919	(76)	2,993	(7)	3,912	(83)
Total	$9,464	$(467)	$2,993	$(7)	$12,457	$(474)

Investment securities available for sale:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$993	$(7)	$-	$-	$993	$(7)
US Agency mortgage-backed securities	1,140	(8)	349	(2)	1,489	(10)
Corporate bonds	6,898	(103)	-	-	6,898	(103)
Total	$9,031	$(118)	$349	$(2)	$9,380	$(120)

Investment securities held to maturity:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds and other securities	$965	$(35)	$1,981	$(20)	$2,946	$(55)
Total	$965	$(35)	$1,981	$(20)	$2,946	$(55)

The unrealized losses are primarily a result of increases in market yields from the time of purchase. In general, as market yields rise, the value of securities will decrease; as market yields fall, the fair value of securities will increase. There are 53 positions that are considered temporarily impaired at June 30, 2013. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired. Management has also concluded that based on current information we expect to continue to receive scheduled interest payments as well as the entire principal balance. Furthermore, management does not intend to sell these securities and does not believe it will be required to sell these securities before they recover in value.

Contractual maturities of securities at June 30, 2013 are shown below (in thousands). Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties.

Investment securities available for sale:

	June 30, 2013
Cost Basis	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$7,049	$1,159	$7,993	$16,201
After 5 years but within 10 years	1,000	14,051	3,998	19,049
After 10 years but within 15 years	-	60,386	-	60,386
Over 15 years	-	51,422	-	51,422
Total	$8,049	$127,018	$11,991	$147,058

	June 30, 2013
Fair Value	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$6,970	$1,235	$7,900	$16,105
After 5 years but within 10 years	954	14,501	3,861	19,316
After 10 years but within 15 years	-	61,233	-	61,233
Over 15 years	-	53,002	-	53,002
Total	$7,924	$129,971	$11,761	$149,656

Investment securities held to maturity:

	June 30, 2013
Cost Basis	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	1,000	1,000
After 5 years but within 10 years	1,777	-	1,777
After 10 years but within 15 years	-	1,012	1,012
Over 15 years	11,844	995	12,839
Total	$13,621	$5,007	$18,628

	June 30, 2013
Fair Value	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	993	993
After 5 years but within 10 years	1,662	-	1,662
After 10 years but within 15 years	-	950	950
Over 15 years	11,954	920	12,874
Total	$13,616	$4,863	$18,479